Share capital, stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Intrinsic Value
The aggregate intrinsic value of the Company’s share units at December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
	CDN$	CDN$
Share units:
Outstanding	$4,828	$21,332
Exercisable	3,759	3,009

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2018	2017	2016
Research and development	$778	$1,182	$6,010
General and administrative	1,952	5,450	2,334
Sales and marketing	310	329	2,106
	$3,040	$6,961	$10,450

Westport Omnibus Plan and the former Amended and Restated Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2018, December 31, 2017 and December 31, 2016 are as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	4,509,990	$6.00	6,664,591	$6.75	9,657,921	$7.62
Granted	1,009,230	3.50	993,659	2.18	684,402	2.90
Exercised/vested	(2,101,190)	5.44	(2,045,617)	6.31	(845,491)	10.26
Forfeited/expired	(750,627)	3.61	(1,102,643)	6.51	(2,832,241)	6.60
Outstanding, end of year	2,667,403	$4.41	4,509,990	$6.00	6,664,591	$6.75
Units outstanding and exercisable, end of year	2,076,684	$4.66	636,073	$5.38	1,891,008	$7.77